Senior Notes - Summary of Senior Unsecured Notes (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Nov. 03, 2020
Debt Instrument [Line Items]
Outstanding Balance	$ 1,500,000	$ 800,000
Weighted average interest rate	5.50%	5.50%
Senior Notes | Senior Unsecured Notes Due November 15, 2025
Debt Instrument [Line Items]
Interest Rate	5.50%		5.50%
Outstanding Balance	$ 800,000	$ 800,000
Unamortized debt issuance costs and discounts	$ 9,000	10,700
Senior Notes | Senior Unsecured Notes Due April 15, 2029
Debt Instrument [Line Items]
Interest Rate	5.50%		5.50%
Outstanding Balance	$ 700,000	$ 0
Unamortized debt issuance costs and discounts	$ 6,600